Common and Preferred Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Aug. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 35,116	$ 31,237
Balance at end of year	$ 38,580	$ 35,116	$ 31,237
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	442,826,380	439,313,303	397,070,280
Equity-settled share-based compensation plans	511,567	999,675	990,934
Shareholder investment plan, Number of shares | shares	1,777,738	2,880,782	6,870,584
Employee share purchase plan, Number of shares | shares	1,213,078	1,044,893	1,071,051
Number of shares issued, Number of shares | shares	446,328,763	446,306,951	439,344,595
Purchase of common shares for cancellation, Number of shares | shares	(1,000,000)	(3,500,000)
Treasury shares, Number of shares | shares	12,912	19,429	(31,292)
Ending balance, Number of shares | shares	445,341,675	442,826,380	439,313,303
Balance at beginning of year	$ 13,243	$ 12,548	$ 8,026
Equity-settled share-based compensation plans	52	95	91
Shareholder investment plan, Amount	194	337	749
Employee share purchase plan, Amount	131	123	117
Number of shares issued, Amount	13,620	13,344	12,552
Purchase of common shares for cancellation, Amount	30	104
Treasury shares, Amount	1	3	(4)
Balance at end of year	$ 13,591	$ 13,243	$ 12,548
The private bank [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		1,689,450	32,137,402
Issuance pursuant to acquisition, Amount		$ 194	$ 3,443
Geneva Advisors [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares				1,204,344
Geneva Advisors [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares			1,204,344
Issuance pursuant to acquisition, Amount			$ 126
Wellington Financial [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		378,848
Issuance pursuant to acquisition, Amount		$ 47